Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2060 Portfolio

March 31, 2021

VIPF2060-QTLY-0521
1.9894058.101

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	11,855	$557,186
VIP Equity-Income Portfolio Initial Class (a)	22,855	577,555
VIP Growth & Income Portfolio Initial Class (a)	27,291	659,895
VIP Growth Portfolio Initial Class (a)	6,072	570,852
VIP Mid Cap Portfolio Initial Class (a)	3,768	161,448
VIP Value Portfolio Initial Class (a)	23,231	423,730
VIP Value Strategies Portfolio Initial Class (a)	13,102	207,271
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,618,641)		3,157,937

International Equity Funds - 41.6%
VIP Emerging Markets Portfolio Initial Class (a)	72,044	1,062,654
VIP Overseas Portfolio Initial Class (a)	60,604	1,586,609
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,302,016)		2,649,263

Bond Funds - 8.9%
Fidelity Inflation-Protected Bond Index Fund (a)	11,709	127,272
Fidelity Long-Term Treasury Bond Index Fund (a)	11,558	158,800
VIP High Income Portfolio Initial Class (a)	24,171	127,865
VIP Investment Grade Bond Portfolio Initial Class (a)	11,576	156,050
TOTAL BOND FUNDS
(Cost $580,798)		569,987

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.06% (b)
(Cost $16)	16	16
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,501,471)		6,377,203
NET OTHER ASSETS (LIABILITIES) - 0.0%		(642)
NET ASSETS - 100%		$6,376,561

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$102,445	$32,543	$5,998	$4	$(25)	$(1,693)	$127,272
Fidelity Long-Term Treasury Bond Index Fund	117,844	68,706	8,040	677	(984)	(18,726)	158,800
VIP Contrafund Portfolio Initial Class	444,197	146,296	22,529	22,183	(501)	(10,277)	557,186
VIP Emerging Markets Portfolio Initial Class	846,529	266,119	44,640	35,158	189	(5,543)	1,062,654
VIP Equity-Income Portfolio Initial Class	468,745	130,395	50,248	16,030	1,344	27,319	577,555
VIP Government Money Market Portfolio Initial Class 0.01%	10,223	210	10,433	--	--	--	--
VIP Growth & Income Portfolio Initial Class	533,919	144,255	63,735	16,729	437	45,019	659,895
VIP Growth Portfolio Initial Class	452,658	182,383	22,321	56,035	(820)	(41,048)	570,852
VIP High Income Portfolio Initial Class	102,247	29,508	3,605	875	(13)	(272)	127,865
VIP Investment Grade Bond Portfolio Initial Class	125,346	60,094	23,744	1,838	(462)	(5,184)	156,050
VIP Mid Cap Portfolio Initial Class	129,472	29,401	11,522	505	194	13,903	161,448
VIP Overseas Portfolio Initial Class	1,269,625	378,763	46,808	39,813	(366)	(14,605)	1,586,609
VIP Value Portfolio Initial Class	342,874	84,859	54,318	860	2,006	48,309	423,730
VIP Value Strategies Portfolio Initial Class	167,744	37,800	26,416	283	919	27,224	207,271
Total	$5,113,868	$1,591,332	$394,357	$190,990	$1,918	$64,426	$6,377,187

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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